Right-of-use Assets and Lease Liabilities - Summary by type (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 25,386	$ 35,313	$ 68,019
Vessels and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 10,956	21,971
Weighted-average remaining lease term (years)	1 year
Weighted-average implicit interest rate (%)	3.30%
Office leases
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 14,430	$ 13,342
Weighted-average remaining lease term (years)	4 years 8 months 12 days
Weighted-average implicit interest rate (%)	5.20%